   As filed with the Securities and Exchange Commission on December 28, 2007


                          Registration No. 333-145346

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[ ] Pre-Effective Amendment No.              [x] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)

                               THE MAINSTAY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                               The MainStay Funds
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                 With copies to:

Bibb L. Strench, Esq.                                    Sander M. Bieber, Esq.
Sutherland Asbill & Brennan LLP                          Dechert LLP
1275 Pennsylvania Avenue, NW                             1775 I Street, NW
Washington, D.C. 20004                                   Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.


It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


Title of securities being registered: Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant: MainStay Institutional Bond Fund.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final and executed i) Agreements and Plans of Reorganization, and ii) tax opinion, for the reorganization of McMorgan Intermediate Fixed Income Fund and McMorgan Fixed Income Fund with and into MainStay Institutional Bond Fund.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in pre-effective amendment no. 3 to Registrant's Form N-14/A (File Nos. 333-145346) filed with the SEC under the Securities Act of 1933, as amended (the "1933 Act") on September 12, 2007.

                               THE MAINSTAY FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The Mainstay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested

Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16.*

     (b) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 11.*

     (c) Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 23.*

     (d)  Form of Declaration of Trust as Amended and Restated December 31, 1994
          - Previously filed as Exhibit a(4) to Post-Effective Amendment No.
          53.*

     (e) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(e) to Post-Effective Amendment No. 28.*

     (f) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35.*

     (g) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(h) to Post-Effective Amendment No. 38.*

     (h) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(i) to Post-Effective Amendment No. 47.*

     (i) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51.*

     (j) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51.*

     (k) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55.*

     (l) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58.*

     (m) Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65.*

     (n) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65.*

     (o) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65.*

     (p) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74.*

     (q) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74.*

     (r) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74.*

     (s) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74.*

     (t) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit
          (a)(20) to Post-Effective Amendment No. 80.*

     (u) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit 1(u) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

(2) Amended and Restated By-Laws dated May 23, 2005 - Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 80.*

(3)  Not applicable.


(4)  Agreements and Plans of Reorganization - Filed herewith.


(5) See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above).

(6) (a) Form of Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC - Previously filed as Exhibit 6(a) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

     (b) (1) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC - Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 80.*

          (2) Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC - Previously filed as (d)(2)(b) to Post-Effective Amendment No. 80.*

          (3) Sub-Advisory Agreement between New York Life Investment Management LLC and Jennison Associates LLC - Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 80.*

          (4) Sub-Advisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. - Previously filed as Exhibit (d)(2)(d) to Post-Effective Amendment No. 80.*

          (5) Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC - Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 84.*

          (6) Form of Sub-Advisory Agreement between New York Life Investment Management LLC and McMorgan & Company LLC - Previously filed as
               Exhibit 6(b)(6) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

(7) (a) Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80.*

     (b)  Form of Soliciting Dealer Agreement - Previously filed as Exhibit
          (e)(2) to Post-Effective Amendment No. 80.*

(8)  Not applicable.

(9) (a) Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80.*

     (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 84.*

     (c) Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 80.*

     (d) Amendment to Delegation Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 84.*

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80.*

     (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80.*

     (c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80.*

     (d) Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80.*

     (e) Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80.*

     (f) (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 previously filed as Exhibit (n) to Post-Effective Amendment No. 84.*

          (2) Form of Amendment to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 to add new series - Previously filed as
               Exhibit 10(f)(2) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

(11) Opinion and consent of counsel as to the legality of the shares being registered -- Previously filed as Exhibit 11 to Pre-Effective Amendment No. 2. to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on September 6, 2007.*


(12) Opinion and consent of Sutherland Asbill & Brennan LLP regarding tax matters - Filed herewith.


(13) (a)  (1)  Amended and Restated Transfer Agency and Service Agreement -
               Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 80.*

          (2) Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(d) to Post-Effective Amendment No. 51.*

               (A) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(b)(i) to Post-Effective Amendment No. 54.*

     (b) Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53.*

     (c) Amended and Restated Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80.*

     (d) Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80.*

     (e) Shareholder Services Plan (Class R1 shares) - Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80.*

     (f) Shareholder Services Plan (Class R2 shares) - Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80.*

     (g) Shareholder Services Plan (Class R3 shares) - Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80.*

     (h) Expense Limitation Agreement - Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 84.*

     (i)  Amendment to Fund Accounting Agreement - Previously filed as Exhibit
          (h)(9) to Post-Effective Amendment No. 80.*

     (j)  Form of Indemnification Agreement - Previously filed as Exhibit
          (h)(10) to Post-Effective Amendment No. 80.*

     (k) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80.*

     (l) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 84.*

(14) (a)  Consent of Registered Public Accounting Firm - filed herewith.

     (b)  Consent of Registered Public Accounting Firm - filed herewith.

(15) Not applicable.

(16) Powers of attorney - Previously filed as Exhibit 16 to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

* Incorporated by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transactions.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany in the State of New Jersey, on the 28th day of December, 2007.


                                        THE MAINSTAY FUNDS


                                        By: /s/ Stephen P. Fisher
                                            ------------------------------------
                                        Name: Stephen P. Fisher
                                        Title: President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated on December 28, 2007:


SIGNATURE                                  TITLE
---------                                  -----


/s/ Susan B. Kerley*                       Trustee
----------------------------------------
Susan B. Kerley


/s/ Alan R. Latshaw*                       Trustee
----------------------------------------
Alan R. Latshaw


/s/ Peter Meenan*                          Trustee
----------------------------------------
Peter Meenan


/s/ Brian A. Murdock*                      Trustee and Chief Executive Officer
----------------------------------------
Brian A. Murdock


/s/ Richard H. Nolan, Jr.*                 Trustee
----------------------------------------
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*                   Trustee
----------------------------------------
Richard S. Trutanic


/s/ Roman L. Weil*                         Trustee
----------------------------------------
Roman L. Weil


/s/ John A. Weisser*                        Trustee
----------------------------------------
John A. Weisser


/s/ Jack Benintende                        Treasurer and Principal Financial and
----------------------------------------   Accounting Officer
Jack Benintende


*By: /s/ Marguerite E.H. Morrison
     -----------------------------------
     Marguerite E.H. Morrison
     As Attorney-in-Fact*

*    PURSUANT TO POWERS OF ATTORNEY.


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